T. ROWE PRICE Global Value Equity Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 0.4%
Common Stocks 0.4%
Downer EDI  187,759 613
Total Australia (Cost $420) 613
AUSTRIA 0.4%
Common Stocks 0.4%
voestalpine  20,688 531
Total Austria (Cost $618) 531
BRAZIL 0.4%
Common Stocks 0.4%
Iguatemi  140,816 525
Total Brazil (Cost $527) 525
CANADA 4.8%
Common Stocks 4.8%
BRP  10,368 751
Canadian Pacific Kansas City (USD)  14,686 1,231
Fairfax Financial Holdings  1,326 1,564
Franco-Nevada  12,290 1,584
Wheaton Precious Metals (USD)  26,678 1,594
Total Canada (Cost $5,068) 6,724
FRANCE 4.9%
Common Stocks 4.9%
Airbus  9,643 1,459
Edenred  27,495 1,145
Sanofi  17,114 1,765
TotalEnergies  20,503 1,383
Ubisoft Entertainment (1) 22,821 469
Verallia  22,888 673
Total France (Cost $6,756) 6,894

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 2.7%
Common Stocks 2.7%
Daimler Truck Holding  21,062 813
Puma  16,180 803
Siemens  7,099 1,300
Siltronic  10,709 873
Total Germany (Cost $3,404) 3,789
INDIA 0.7%
Common Stocks 0.7%
Axis Bank  68,526 957
Total India (Cost $854) 957
ITALY 0.9%
Common Stocks 0.9%
Intesa Sanpaolo  317,364 1,289
Total Italy (Cost $837) 1,289
JAPAN 7.9%
Common Stocks 7.9%
Hikari Tsushin  4,700 880
ITOCHU  17,300 887
Mitsubishi Estate  43,100 735
Nextage (2) 59,000 803
Nintendo  21,700 1,199
Nippon Telegraph & Telephone  1,394,100 1,486
Renesas Electronics  50,400 868
Seven & i Holdings  88,100 1,055
Sharp (1) 143,900 838
Shiseido  26,000 813
Taisei  19,200 815
TRYT (1)(2) 229,700 658
Total Japan (Cost $10,802) 11,037

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 2.7%
Common Stocks 2.7%
Heineken Holding  14,859 1,095
ING Groep (2) 73,653 1,337
Koninklijke Philips (1) 49,509 1,390
Total Netherlands (Cost $2,766) 3,822
NORWAY 0.6%
Common Stocks 0.6%
Seadrill (USD) (1) 16,412 903
Total Norway (Cost $776) 903
PORTUGAL 1.4%
Common Stocks 1.4%
Banco Comercial Portugues, Class R  2,066,293 871
Galp Energia  55,265 1,162
Total Portugal (Cost $1,559) 2,033
SOUTH KOREA 1.5%
Common Stocks 1.5%
KB Financial Group  10,933 707
Samsung Electronics  22,867 1,410
Total South Korea (Cost $1,810) 2,117
SWEDEN 0.5%
Common Stocks 0.5%
Boliden  25,060 766
Total Sweden (Cost $714) 766
SWITZERLAND 1.2%
Common Stocks 1.2%
Zurich Insurance Group  3,007 1,653
Total Switzerland (Cost $1,226) 1,653

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 0.8%
Common Stocks 0.8%
Taiwan Semiconductor Manufacturing, ADR (USD)  6,368 1,056
Total Taiwan (Cost $659) 1,056
UNITED KINGDOM 5.1%
Common Stocks 5.1%
AstraZeneca  17,422 2,768
Hiscox  36,888 602
National Grid  146,816 1,863
Unilever  30,987 1,904
Total United Kingdom (Cost $5,605) 7,137
UNITED STATES 57.8%
Common Stocks 57.8%
AbbVie  12,158 2,253
Adobe (1) 3,000 1,655
Allstate  7,348 1,257
Alphabet, Class C  12,537 2,171
American International Group  17,318 1,372
Apollo Global Management  10,703 1,341
AutoZone (1) 532 1,667
Becton Dickinson & Company  8,167 1,969
Berkshire Hathaway, Class B (1) 7,068 3,099
Broadcom  15,020 2,413
Charles Schwab  24,532 1,599
Chubb  7,613 2,099
Citigroup  16,260 1,055
Coinbase Global, Class A (1) 2,690 603
Constellation Energy  5,438 1,032
Corebridge Financial  36,942 1,092
Corning  39,739 1,590
Corpay (1) 4,880 1,424
Diamondback Energy  5,294 1,071
DocuSign (1) 19,910 1,105
Elevance Health  4,449 2,367
Exxon Mobil  22,316 2,646
Fiserv (1) 8,716 1,426

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Galaxy Digital Holdings (CAD) (1) 16,288 196
General Electric  10,112 1,721
JPMorgan Chase  12,487 2,657
Kenvue  81,131 1,500
L3Harris Technologies  7,116 1,615
Lam Research  1,180 1,087
Meta Platforms, Class A  2,391 1,135
Micron Technology  9,510 1,044
Microsoft  8,148 3,409
MKS Instruments  8,377 1,055
News, Class A  39,556 1,091
Norfolk Southern  3,607 900
PG&E  87,014 1,588
Popular  6,430 660
Reliance  4,718 1,437
Salesforce  6,719 1,739
Select Medical Holdings  27,794 1,105
Smurfit WestRock  21,805 978
Southwestern Energy (1) 107,839 696
SS&C Technologies Holdings  15,480 1,129
Stanley Black & Decker  13,797 1,457
T-Mobile U.S.  11,799 2,151
TechnipFMC  40,240 1,187
Thermo Fisher Scientific  2,848 1,747
UnitedHealth Group  4,406 2,539
Vistra  11,540 914
Walmart  31,939 2,192
Wells Fargo  27,197 1,614
Western Digital (1) 16,989 1,139
Zimmer Biomet Holdings  10,596 1,180
Total United States (Cost $59,871) 81,168
VIETNAM 1.4%
Common Stocks 1.4%
FPT  212,530 1,085
Hoa Phat Group (1) 795,960 859
Total Vietnam (Cost $1,360) 1,944

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 5.36% (3)(4) 4,731,837 4,732
Total Short-Term Investments (Cost $4,732) 4,732
SECURITIES LENDING COLLATERAL 1.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 5.36% (3)(4) 2,405,120 2,405
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,405
Total Securities Lending Collateral (Cost $2,405) 2,405
Total Investments in Securities  101.2%
(Cost $112,769) $ 142,095
Other Assets Less Liabilities (1.2)% (1,694)
Net Assets 100.0% $ 140,401
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2024.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
JPY Japanese Yen
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 10/7/24 JPY 220,181 USD 1,383 $ 102
JPMorgan Chase 10/7/24 JPY 110,882 USD 710 37
Net unrealized gain (loss) on open forward
currency exchange contracts $ 139

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 123++
Totals $ —# $ — $ 123+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 9,652  ¤  ¤ $ 7,137
Total $ 7,137^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $123 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,137.

T. ROWE PRICE Global Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Value Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Value Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1231-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 85,756 $ 49,202 $ — $ 134,958
Short-Term Investments 4,732 — — 4,732
Securities Lending Collateral 2,405 — — 2,405
Total Securities 92,893 49,202 — 142,095
Forward Currency Exchange
Contracts — 139 — 139
Total $ 92,893 $ 49,341 $ — $ 142,234